Equity (Details 3) (USD $) In Thousands, unless otherwise specified	3 Months Ended								12 Months Ended
	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Minority Interest
Net income attributable to W. P. Carey	$ 15,477	$ 2,588	$ 31,777	$ 12,290	$ 9,091	$ 25,202	$ 81,443	$ 23,343	$ 62,132	$ 139,079	$ 73,972
Transfers to noncontrolling interest
Net transfers to noncontrolling interest									(154)	(5,879)
Change from net income attributable to W. P. Carey and transfers to noncontrolling interest									61,978	133,200	73,972
50 Rock
Transfers to noncontrolling interest
Decrease in W. P. Carey's additional paid-in capital for purchase									(154)
Checkfree Holdings, Inc.
Transfers to noncontrolling interest
Decrease in W. P. Carey's additional paid-in capital for purchase										$ (5,879)